SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24.         SUBSEQUENT EVENTS

In early January of 2020, a novel coronavirus (“COVID-19”) outbreak took place in Wuhan, China. Subsequently, it has spread rapidly to Asia and other parts of the world. The COVID-19 outbreak has resulted in widespread economic disruptions in China, as well as stringent government measures by the Chinese government to contain its transmissions including quarantines, travel restrictions, and temporary closures of non-essential businesses in China and elsewhere.

The Group’s result of operations and financial performance was adversely affected in the first quarter of 2020. As COVID-19 was gradually contained in China since the second quarter of 2020, travel restrictions have gradually reopened and the macro economy has gradually recovered in the meantime. Impact from COVID-19 on the Group’s business has also mitigated since then. In addition, to further mitigated the impact from COVID-19, the Group has conducted a stronger measure of cost reduction. However, as of the date of this annual report, the pandemic continues in other parts of the world and there is also slight rebound in several places in China from time to time. Airline business in which the Group mainly operates has not totally recovered to the status before COVID-19. The Group’s result of operations and financial performance for the fiscal year 2020 is still uncertain to the extent that COVID-19 exerts long-term negative impact on the Chinese economy.

On August 13, 2020, the Company announced that its board of directors (the “Board”) has adopted a shareholder rights plan. Pursuant to the plan, the Company will issue one right (a “Right”) with respect to each outstanding ordinary share of the Company of a par value of US$0.001 each (the “Ordinary Shares”), held of record at the close of business on August 24, 2020. Each Right will initially entitle the registered holder to purchase one Ordinary Share at an exercise price of US$0.9 per Right, subject to adjustment. However, the Rights are not immediately exercisable and will become exercisable only upon the occurrence of certain events.

On August 20, 2020, the Company announced that Dragonpass Co., Ltd. (“Dragonpass”), an independent third party, entered into a capital increase agreement (the “Agreement”) with relevant parties to subscribe for 1.61% of the equity interests in one of the Company’s subsidiaries providing media contents on airplanes for a consideration of RMB 10.0.million The Agreement further stated that the committed subscription of equity would be the initial installment of an intended aggregate investment of RMB 30.0 million, of which the terms of the next installment of RMB 20.0 million would be pending for further negotiations.